Note 7 - Leases (Details) - Future Minimum Time-Charter Receipts - Time Charter [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Note 7 - Leases (Details) - Future Minimum Time-Charter Receipts [Line Items]
2016	$ 17,531
2017	17,484
2018	12,276
2019	1,537
Total	$ 48,828